QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 8/31
                        -------------------------------

                      Date of reporting period: 05/31/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund;
GenomicsFund;
New Market Fund;
Sand Hill Portfolio Manager Fund; and
Third Millennium Russia Fund

                                   CSI EQUITY
                                      FUND
                              SCHEDULE OF PORTFOLIO
                                   INVESTMENTS
                                  May 31, 2005
                                   (unaudited)

 Number                                                          Market
 of
 Shares                      Description                         Value
---------           -------------------------------           -------------

              COMMON STOCKS:                           98.66%

              BANKING:                                 11.97%


 133,000      Banco De Santander  ADR                         $  1,525,510
  52,000      Bank America                                       2,408,640
  41,000      DBS Group Holdings ADR                             1,365,300
  35,000      HSBC Holdings ADR                                  2,777,600
  43,000      National Bank Austria                              2,853,600
  19,600      Wachovia Corp.                                       994,700
  40,000      Wells Fargo & Co.                                  2,416,400
                                                               -------------
                                                                14,341,750
                                                               -------------

              BEVERAGES:                                2.42%
  51,500      Pepsico Inc.                                       2,899,450
                                                               -------------

              COMPUTER AND PERIPHERALS:                 3.45%
 127,000      Cisco Systems, Inc.*                               2,461,260
  42,000      Dell Computer*                                     1,675,380
                                                               -------------
                                                                 4,136,640
                                                               -------------

              COMPUTER SOFTWARE/SERVICES:               3.79%
  52,300      Automatic Data Processing, Inc.                    2,290,740
  87,200      Microsoft Corp.                                    2,249,760
                                                               -------------
                                                                 4,540,500
                                                               -------------

              DRUG AND MEDICAL:                         8.32%
  57,800      Abbott Laboratories                                2,788,272
  38,000      Amgen, Inc.                                        2,378,040
  42,000      Johnson & Johnson                                  2,818,200
  71,225      Pfizer Inc.                                        1,987,178
                                                              -------------
                                                                 9,971,690
                                                              -------------

              ELECTRONICS/EQUIPMENT:                    8.85%
  34,100      Canon Inc. ADR                                     1,849,925
  42,900      Emerson Electric Co.                               2,851,563
  86,000      General Electric Corp.                             3,137,280
  51,500      Metronic Inc.                                      2,768,125
                                                              -------------
                                                                10,606,893
                                                              -------------

              FINANCIAL:                                5.14%
  30,200      American International                             1,677,610
  64,000      1st Data Corp                                      2,421,120
  43,000      State Street Corp                                  2,064,000
                                                              -------------
                                                                 6,162,730
                                                              -------------

              FOOD:                                     8.06%
  25,000      Diageo PLC ADR                                     1,453,000
  82,400      Groupe Danone ADR*                                 1,516,160
  39,800      Nestle S.A. ADR*                                   2,625,363
  37,000      Sysco Corp.                                        1,374,920
  39,400      William Wrigley Jr. Company                        2,689,838
                                                              -------------
                                                                 9,659,281
                                                              -------------

              HOUSEHOLD:                                4.58%
   7,400      Kao Corporation ADR*                               1,726,838
  50,800      Proctor & Gamble                                   2,801,620
  12,000      Toto Ltd.                                            959,777
                                                              -------------
                                                                 5,488,235
                                                              -------------

              MANUFACTURING:                            6.34%
  51,600      Dupont EI                                          2,399,916
  33,000      3M Company                                         2,529,450
  25,000      United Technologies                                2,667,500
                                                              -------------
                                                                 7,596,866
                                                              -------------

              MATERIALS:                                1.57%
  75,000      BHP Billiton LTD ADR                               1,882,500
                                                              -------------


              OIL:                                      8.42%
  40,000      BP PLC ADR                                         2,408,000
  26,000      Conocophillips                                     2,803,840
  34,000      Schlumberger Ltd.                                  2,324,580
  23,000      Total Fina ADR                                     2,557,370
                                                              -------------
                                                                10,093,790
                                                              -------------

              RETAIL:                                   9.68%
  73,800      Avon Products                                      2,932,812
  75,000      Borders Group Inc.                                 1,896,750
  60,000      Costco Wholesale                                   2,725,200
  33,000      CVS Corp.                                          1,810,050
  56,700      Home Depot Inc.                                    2,231,145
                                                              -------------
                                                                11,595,957
                                                              -------------

              SEMI-CONDUCTORS:                          2.56%
 114,000      Intel Corp.                                        3,070,020
                                                              -------------

              TELECOMMUNICATIONS:                       3.95%
 103,000      China Telecom Ltd Adr                              1,880,780
  37,000      Hutchison Whampoa ADR                              1,605,800
  49,350      Vodafone Airtouch Communications                   1,242,633
                                                              -------------
                                                                 4,729,213
                                                              -------------

              TRANSPORTATION:                           6.28%
  28,000      Fedex Corporation                                  2,503,760
  24,000      Harley-Davidson                                    1,176,720
  40,000      Johnson Controls Inc.                              2,266,400
  22,050      Toyota Motor ADR                                   1,581,205
                                                              -------------
                                                                 7,528,085
                                                              -------------

              UTILITIES:                                3.27%
  51,000      EON AG ADR                                         1,479,000
  60,000      FPL Group                                          2,439,000
                                                              -------------
                                                                 3,918,000
                                                              -------------


              Total Securities                         98.66%  118,221,600
              Cash and Cash equivalents                 1.34%    1,610,087
                                                     -------- ------------
              TOTAL INVESTMENTS                       100.00% $119,831,687
                                                     ======== =============

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2005
                                   (unaudited)

Number of                                                    Market
Shares       Security Description                            Value
---------    ---------------------------------------         -------

             COMMON STOCKS:       74.83%

             BIOPHARMACEUTICALS & BIOTHERAPEUTICS:      16.67%
             (companies with FDA approved products)

  3,900         Genentech, Inc.                                  $     309,075
  5,400         Gen-Probe, Inc.                                        209,844
  3,400         Genzyme Corporation                                    212,126
  5,300         Gilead Sciences Inc.                                   216,240
 14,100         Nabi Biopharmaceuticals                                173,289
                                                                 --------------
                                                                     1,120,574
                                                                 --------------
             BIOPHARMACEUTICALS & BIOTHERAPEUTICS:      34.36%
             (companies with products in clinical development)

  16,200        Alnylam Pharmaceuticals  Inc.                          120,852
   4,800        Amgen Inc.                                             300,384
  13,600        Amylin Pharmacueticals Inc.                            217,328
  20,400        Atherogenics Inc.                                      290,700
   8,600        CV Therapeutics Inc.                                   173,892
  75,000        DeCode Genetics Inc.                                   577,500
  17,600        Human Genome Sciences                                  198,528
   4,400        Neurocrine Biosciences Inc.                            165,748
  19,000        Vertex Pharmaceutical, Inc.                            264,480
                                                                 --------------
                                                                     2,309,412
                                                                 --------------
                  BIOINFORMATICS AND ANALYSIS           23.79%
                         TECHNOLOGIES:

  5,000         Affymetrix, Inc.                                       267,450
 10,500         AppleraCorporation                                     224,805
  5,900         Charles River Laboratories                             283,731
  3,500         Fisher Scientific                                      218,610
 18,200         Perkinelmer Inc.                                       348,166
 12,600         Ventiv Health Inc.                                     255,780
                                                                 --------------
                                                                     1,598,542
                                                                 --------------

                Total Securities                74.83%               5,028,528
                Cash and Cash equivalents       25.17%               1,691,773
                                           ------------          --------------
                Total Portfolio                100.00%              $6,720,301
                                           ============          ==============

                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2005
                                   (unaudited)
 Number of                                                         Market
               Security
  Shares       Description                                         Value
------------   ------------------                                -----------

               COMMON STOCK:                 98.92%

               COMPUTERS & SERVICES:          5.70%
     10,000    Cisco                                              $   193,800
      3,200    Dell Computer                                          127,648
      1,900    International Business Machines Corp.                  143,545
                                                                   -----------
                                                                      464,993
                                                                   -----------

               CONSUMER GOODS:               20.34%

     10,300    Cadbury Schweppes-Spons ADR                            406,026
      2,500    Energizer Holdings                                     157,200
      8,900    Gillette Company                                       469,386
     11,400    Kraft Foods Inc.                                       369,816
      3,200    Overstock.com                                          122,528
      3,000    UST Inc.                                               133,680
                                                                   -----------
                                                                    1,658,636
                                                                   -----------

               ENERGY:                        3.99%

      2,400    Chevrontexaco Corp.                                    129,072
      3,500    Enron Corp.*                                           196,700
                                                                   -----------
                                                                      325,772
                                                                   -----------

               FINANCIALS:                   11.32%

      3,900    Ambac Financial Group                                  281,385
      5,000    American Express Co.                                   269,250
      3,500    Capital One Financial                                  263,900
      1,800    Wells Fargo Co.                                        108,738
                                                                   -----------
                                                                      923,273
                                                                   -----------

               INSURANCE:                    21.13%

        210    Berkshire Hathaway Inc-Class B*                        590,100
      6,600    Genworth Financial                                     191,334
      1,200    Markel Corp.                                           410,100
        800    White Mountains Insurance*                             531,600
                                                                   -----------
                                                                    1,723,134
                                                                   -----------

               MANUFACTURING:                13.76%

      3,000    Altria Group Inc.                                      201,420
      4,500    Anheuser Busch Companies                               210,825
      6,700    General Electric                                       244,416
     13,500    Mattel                                                 245,430
      7,600    Tyco International                                     219,868
                                                                   -----------
                                                                    1,121,959
                                                                   -----------
               MEDICAL:                      13.72%

      5,800    Johnson & Johnson                                      389,180
      7,500    Novartis Ag                                            366,225
      2,500    Pepsico Inc.                                           140,750
      8,000    Pfizer Inc.                                            223,200
                                                                   -----------
                                                                    1,119,355
                                                                   -----------

               REIT:                          3.62%

     12,800    United Dominion Realty Trust                           295,040
                                                                   -----------

               RETAIL:                        1.40%

      4,484    CarMax Inc.                                            114,477
                                                                   -----------

               TRANSPORT SERVICES:            3.95%

      3,600    Fedex Corp.                                            321,912
                                                                   -----------




               Total Securities                       98.92%       $8,068,551
               Cash and Cash equivalents               1.08%           87,815
                                                     --------      -----------
               TOTAL INVESTMENTS                     100.00%       $8,156,366
                                                     ========      ===========

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2005
                                   (unaudited)

 Number of                                                        Market
   Shares      Security Description                               Value
-------------  -------------------------------                  -----------

               COMMON STOCKS:                   58.31%

               CONSUMER DISCRETIONARY:           1.32%
       1,000   Johnson Controls, Inc.                              $56,660
       2,000   Viacom Inc. Class B                                  68,580
                                                                -----------
                                                                   125,240
                                                                -----------

               CONSUMER STAPLES:                12.75%
       4,600   Conagra                                             120,290
       6,000   General Mills, Inc.                                 297,000
       9,500   Pepsico Inc.                                        534,850
       4,600   Procter & Gamble Co.                                253,690
                                                                -----------
                                                                 1,205,830
                                                                -----------

               ENERGY:                           7.64%
       6,100   BP Amoco ADR                                        367,220
       6,600   ChevronTexaco Corp.                                 354,948
                                                                -----------
                                                                   722,168
                                                                -----------

               UTILITIES:                        1.49%
       2,000   Dominion Resources                                  140,620
                                                                -----------

               FINANCIALS:                       3.02%
       2,500   American Express                                    134,625
       2,500   Wells Fargo & Co.                                   151,025
                                                                -----------
                                                                   285,650
                                                                -----------

               HEALTHCARE:                      13.26%
       2,300   Amgen Inc.                                          143,934
       2,500   C. R. Bard, Inc.                                    170,625
       4,000   Gilead Sciences Inc.                                163,200
       5,500   Johnson & Johnson                                   369,050
      14,600   Pfizer, Inc.                                        407,340
                                                                -----------
                                                                 1,254,149
                                                                -----------

               INDUSTRIALS                       3.37%
       1,900   L3 Communications                                   134,482
       2,000   H&R Block Inc.                                       99,840
       1,000   Illinois Tool Works                                  84,430
                                                                -----------
                                                                   318,752
                                                                -----------

               INFORMATION TECHNOLOGY:           2.69%
       3,000   Cisco                                                58,140
       2,500   Intel Corp.                                          67,325
       5,000   Microsoft Corp.                                     129,000
                                                                -----------
                                                                   254,465
                                                                -----------

               INDEX EQUITIES                   12.76%
       7,000   I-Shares MSCI EAFE Index                          1,083,950
       1,000   S & P Midcap Depository Receipts                    122,600
                                                                -----------
                                                                 1,206,550
                                                                -----------

               TOTAL COMMON STOCKS:                              5,513,424
                                                                -----------

 Principal
   Amount      FIXED INCOME SECURITIES:         31.48%
-------------

     400,000    Allstate
                maturity date 12/01/06; 5.375%                     406,564

     380,000    Federal National Mortgage Association
                maturity date 03/05/07; 6.660%                     398,336

     300,000    Federal Home Loan Bank
                maturity date 08/20/13; 4.00%                      299,984

     250,000    Federal Home Loan Bank
                maturity date 07/16/08; 2.00%                      246,347

     250,000    Federal Home Loan Bank
                maturity date 12/19/08; 2.25%                      246,380

     150,000    Household Finance
                maturity date 09/24/08; 2.336%                     149,594

     250,000    Citigroup Global
                maturity date 9/15/20; 4.25%                       242,666

     250,000    U.S. Government TIPS
                maturity date 1/15/10; 4.25%                       283,672

     200,000    G E Capital
                maturity 11/9/06, 3.125%                           197,622

     500,000    GCB General Dynamics
                maturity 8/15/10; 4.5%                             504,907
                                                                -----------

               TOTAL FIXED INCOME SECURITIES:                    2,976,072
                                                                -----------


 Principal
   Amount      SHORT TERM INVESTMENTS            8.50%
-------------


     400,000   General Electric Commercial Paper
                maturity date 6/6/05                               399,801

     400,000   Wal-Mart
                maturity date 10/15/05; 5.875%                     403,746
                                                                -----------
                TOTAL SHORT TERM INVESTMENTS:                      803,547
                                                                -----------

                Total Securities                       98.29%    9,293,043
                Cash and Cash equivalents               1.71%      161,666
                                                      --------  -----------
               TOTAL INVESTMENTS                      100.00%   $9,454,709
                                                      ========  ===========

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2005
                                   (unaudited)

Number of                                                      Market
  Shares    Security Description                               Value
----------- ------------------------------------            -------------

            COMMON STOCK:                           90.20%

            AGRICULTURE:                             4.87%
   279,736  Nevinnomyssky Azot                               $   271,344
    13,400  Stiorl ADR                                           876,899
 2,430,000  Uralkaliy                                          1,530,900
                                                            -------------
                                                               2,679,143
                                                            -------------

            CELLULAR TELECOMMUNICATION:              9.03%
    56,000  Mobile Telesystems ADR                             1,965,600
    81,000  Vimpel Communications ADR*                         3,000,240
                                                            -------------
                                                               4,965,840
                                                            -------------

            CONSUMER:                                3.28%
    38,727  Kalina Rts*                                        1,026,266
    20,000  Pharmacy Chain 36.6*                                 398,000
    25,000  RBC Information System ADR                           380,000
                                                            -------------
                                                               1,804,266
                                                            -------------

            FINANCIAL:                               3.49%
    30,000  Sberbank RF GDR                                    1,917,000
                                                            -------------

            GAS DISTRIBUTION:                        3.68%
    60,000  RAO Gazprom ADR Reg S                              2,025,000
                                                            -------------

            NATURAL RESOURCES:                       7.89%
    34,000  Norilsk JSC Mining & Smelting ADR                  1,987,300
       600  Lebedinsky Mining*                                   114,000
    21,000  Verkhanaya Salda Metal*                            2,236,500
                                                            -------------
                                                               4,337,800
                                                            -------------

            OIL DISTRIBUTION:                       16.61%
   596,250  Dragon Oil PLC                                     1,002,443
   250,000  EMPS Corporation                                     725,000
    84,000  Lukoil ADR                                         2,935,800
   250,000  Nelson Resources Ltd.*                               358,794
   265,000  Sibneft Spons ADR                                  4,107,500
                                                            -------------
                                                               9,129,537
                                                            -------------

            OIL PRODUCTION:                         12.29%
    57,000  Surgutneftegaz ADR*                                1,986,450
   183,554  Teton Petroleum Co.*                                 614,906
   950,000  Tyumen Oil*                                        3,809,500
   158,000  Yukos Corp ADR*                                      341,280
                                                            -------------
                                                               6,752,136
                                                            -------------

            STEEL:                                   7.52%
 1,141,040  Novolipetsk Ferrous Metal                          1,397,774
    65,000  Severstal                                          2,596,750
    14,000  Zaporozhstal Iron GDR*                               138,289
                                                            -------------
                                                               4,132,813
                                                            -------------

            TRANSPORTATION:                          7.29%
    13,800  Aeroflot                                           2,063,100
   123,000  Far Eastern Shipping GDR*                          1,943,400
                                                            -------------
                                                               4,006,500
                                                            -------------

            UTILITIES:                               2.22%
    25,000  Donbasenergo*                                         90,000
    11,500  Slavutich Pivzavod                                   143,520
    33,990  RAO Unified Energy System ADR                        989,109
                                                            -------------
                                                               1,222,629
                                                            -------------

            WIRELINE TELECOMMUNICATION:             12.01%
     1,000  Golden Telecom Inc.*                                  26,220
    89,500  Moscow City Tel ADR                                1,253,000
    15,000  North-West Telecom                                   480,000
   120,000  Rostelecom-Sponsored ADR*                          1,438,800
    10,000  Sibertelecom ADR*                                    432,800
   160,000  Uralsvyasinform ADR                                1,120,000
   247,000  Volgatelecom ADR                                   1,852,500
                                                            -------------
                                                               6,603,320
                                                            -------------


             Total Securiites                         90.20%  49,575,984
             Cash and Cash equivalents                 9.80%   5,386,389
                                               ------------ -------------
            Total Portfolio                          100.00% $54,962,373
                                               ============ =============

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the applicable Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 28, 2005
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 28, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: July 28, 2005
      ------------------------------------